Consolidated Statements of Changes in Stockholders' Equity (USD $)	Total	Preferred Shares	Common Shares	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2011	$ 742,364,000	$ 98,146,000	$ 305,499,000	$ 424,557,000	$ (77,007,000)	$ (8,831,000)
Beginning balance, shares at Dec. 31, 2011		100,000	15,405,912
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	78,630,000			78,630,000
Other Comprehensive Income (Loss), Net of Tax	(8,687,000)					(8,687,000)
Cash dividends	(57,932,000)			(57,932,000)
Fractional shares issued in dividend reinvestment plan, shares			(34)
Cash payment for fractional shares in dividend reinvestment plan	(2,000)		(2,000)
Treasury Stock, Value, Acquired, Cost Method	0
Common share warrants redeemed	(2,843,000)		(2,843,000)
Preferred shares redeemed	(100,000,000)	(100,000,000)
Preferred shares redeemed, shares		(100,000)
Accretion of discount on preferred shares	0	1,854,000		(1,854,000)
Preferred share dividends	(1,571,000)			(1,571,000)
Treasury Stock Reissued Shares For Director Grants			6,120
Treasury shares reissued for director grants	407,000			(225,000)	632,000
Ending balance at Dec. 31, 2012	650,366,000	0	302,654,000	441,605,000	(76,375,000)	(17,518,000)
Ending balance, shares at Dec. 31, 2012		0	15,411,998
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	77,227,000			77,227,000
Other Comprehensive Income (Loss), Net of Tax	(17,901,000)					(17,901,000)
Cash dividends	(57,949,000)			(57,949,000)
Fractional shares issued in dividend reinvestment plan, shares			(46)
Cash payment for fractional shares in dividend reinvestment plan	(3,000)		(3,000)
Allocated Share-based Compensation Expense	0
Treasury Stock, Shares, Acquired			(10,550)
Treasury Stock, Value, Acquired, Cost Method	(843,000)				(843,000)
Treasury Stock Reissued Shares For Director Grants			10,550
Treasury shares reissued for director grants	850,000			(240,000)	1,090,000
Ending balance at Dec. 31, 2013	651,747,000	0	302,651,000	460,643,000	(76,128,000)	(35,419,000)
Ending balance, shares at Dec. 31, 2013		0	15,411,952
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	84,090,000			84,090,000
Other Comprehensive Income (Loss), Net of Tax	21,811,000					21,811,000
Cash dividends	(57,949,000)			(57,949,000)
Fractional shares issued in dividend reinvestment plan, shares			(53)
Cash payment for fractional shares in dividend reinvestment plan	(5,000)		(5,000)
Allocated Share-based Compensation Expense	458,000		458,000
Treasury Stock, Shares, Acquired			(29,700)
Treasury Stock, Value, Acquired, Cost Method	(2,355,000)				(2,355,000)
Treasury Stock Reissued Shares For Director Grants			10,200
Treasury shares reissued for director grants	801,000			(243,000)	1,044,000
Ending balance at Dec. 31, 2014	$ 698,598,000	$ 0	$ 303,104,000	$ 486,541,000	$ (77,439,000)	$ (13,608,000)
Ending balance, shares at Dec. 31, 2014		0	15,392,399